CAPITALIZED SOFTWARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Total capitalized software costs	$ 312	$ 446	$ 268
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021			16,700
2022			16,700
2023			$ 16,500
Capitalized Software
Finite-Lived Intangible Assets [Line Items]
Amortization expense	100	200
Capitalized software development costs	1,127	1,127
Accumulated amortization	(815)	(237)
Impairment	(0)	(444)
Total capitalized software costs	312	$ 446
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	200
2022	$ 100